Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Schedule of depreciation rates of property and equipment

Furniture and fixtures	10-13 years
Computer and transcription equipment	3-4 years
Leasehold improvements	Over the term of the lease

Schedule of estimated useful lives at acquisition date for the lasses of intangible assets

Acquired Technology	5 years
Customer Relationships	4.8 – 13 years
Brands	3 – 5 years
Non-Compete agreements	Term of agreement